Earnings per Unit and Cash Distributions - Additional Information (Details)			3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 11, 2023 $ / shares	Sep. 07, 2021 $ / shares shares	Jun. 30, 2025 $ / shares shares	Sep. 30, 2021 shares	Jun. 30, 2025 Vote $ / shares shares	Dec. 31, 2024 shares
Series A Preferred Stock
Distribution Made to Limited Partner
Number of shares held					208,333
Potentially dilutive preferred units					3,541,666
Series A Convertible Preferred Units
Distribution Made to Limited Partner
Percentage of annual rate					8.00%
Common Unitholders
Distribution Made to Limited Partner
Number of units in exchange of IDRs		673,080
Cash distributions paid in the period per unit | $ / shares		$ 0.52
Common Unitholders | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding			24,293,458		24,293,458
Common Unitholders | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding			9,661,255		9,661,255
Class B Unitholders
Distribution Made to Limited Partner
Number of units converted					420,675	420,675
Number of units in exchange of IDRs		673,080
Units to be converted into common units for distribution that are at or above the Distribution Threshold				0.125
Units conversion ratio				0.01
Cash distributions paid in the period per unit | $ / shares	$ 0.026
Conversion price (in per unit)		673,080	0		252,405
Number of shares held					252,405
Potentially dilutive preferred units					252,405
Series A Preferred unit
Distribution Made to Limited Partner
Preferred units liquidation preference | $ / shares			$ 24		$ 24
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date			100.00%		100.00%
Percentage of cash Issue Price					70.00%
Percentage of common unit Issue Price					80.00%
Aggregate Issue Price of outstanding					130.00%
Preferred units number of votes for each units | Vote					1
KNOT | Common Unitholders | Limited Partner
Distribution Made to Limited Partner
Number of general partner units outstanding			90,368		90,368
KNOT | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest					28.40%
KNOT | Partnership | Limited Partner
Distribution Made to Limited Partner
Percentage of limited partner interest					0.30%
KNOT | Partnership | General Partner Unit
Distribution Made to Limited Partner
Percentage of general partner interest					1.83%
Number of general partner units outstanding			640,278		640,278
Public | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest					71.40%